Long-term investments (Summary of financial information for equity method investments) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating result data:
Total revenues	¥ 2,355,714	¥ 1,178,231	¥ 519,121
Gross profit	1,489,798	628,160	339,358
Gain/(loss) from operations	(1,120,644)	(1,469,574)	(836,811)
Net income/(loss)	(983,780)	(1,478,234)	¥ (840,385)
Balance sheets data:
Current assets	3,627,152	910,462
Non-current assets	11,694,180	4,345,855
Current liabilities	11,648,260	4,140,812
Non-current liabilities	658,950	193,534
Noncontrolling interests and mezzanine equity	¥ 3,647,147	¥ 2,755,258